Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Related Party Transactions [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

Trimaran Capital, L.L.C., and Freeman Spogli & Co. indirectly beneficially own shares sufficient for majority control over all matters requiring stockholder votes, including elections of directors, mergers, consolidations, acquisitions, sales of all or substantially all of our assets, other decisions affecting our capital structure, amendments to our certificate of incorporation or by-laws, and our winding up and dissolution. Furthermore, so long as our their investment vehicle, owns a majority of our common stock, they can appoint the members of our board of directors.

On November 18, 2005, we entered into a Monitoring and Management Services Agreement with Trimaran Fund Management, LLC, providing for annual fees of $500,000 and reasonable expenses. During the thirteen and thirty-nine weeks ended September 24, 2014, and September 25, 2013, $51,000 and $142,000 and $343,000 and $465,000, respectively, were paid under the agreement, and accounted for as general and administrative expenses. In connection with the IPO, we have terminated the agreement.

15. RELATED PARTY TRANSACTIONS

Trimaran Capital LLC (“Trimaran”) and Freeman Spogli & Co. (“Freeman Spogli”) indirectly beneficially own shares sufficient for majority control over all matters requiring stockholder votes, including: the election of directors; mergers, consolidations and acquisitions; the sale of all or substantially all of the Company’s assets and other decisions affecting the Company’s capital structure; amendments to the Company’s certificate of incorporation or bylaws; and the Company’s winding up and dissolution. Furthermore, pursuant to the limited liability company operating agreement of LLC, investment funds managed by Trimaran and Freeman Spogli will have the right to instruct LLC to appoint certain members of the board of directors and board committees of the Company, subject to certain conditions. Specifically, provided LLC owns a majority of the Company’s common stock, Freeman Spogli will be able to appoint one member of the board of directors for so long as they hold 5% of the outstanding membership interests of LLC and Trimaran will be able to appoint the remaining members of the board of directors.

On November 18, 2005, the Company entered into a Monitoring and Management Services Agreement (the “Agreement”) with Trimaran Fund Management, LLC (“Fund Management”), an affiliate of the majority owner of the Company and of certain directors, which provides for annual fees of $500,000 and reasonable expenses. This Agreement was amended on December 26, 2007 to add an affiliate of FS Equity Partners V, L.P., FS Affiliates V, L.P. (minority shareholders of the Company) as a party to the Agreement. Such party shares in the fees payable under the Agreement. During the years ended December 25, 2013 and December 26, 2012, $624,000 and $612,000, respectively, were paid pursuant to this Agreement. These amounts are included in general and administrative expenses in the accompanying consolidated statements of operations.